SHAREHOLDERS' EQUITY - Plans (Details) - CAD shares in Thousands, CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Number of units
Balance, beginning of year (in shares)	3,107
Granted (in shares)	3,580
Vested (in shares)	(683)
Forfeited (in shares)	(935)
Balance, end of year (in shares)	5,069	3,107
Recognized non-cash share-based compensation expense	CAD 38,029,000
Unrecognized non-cash share-based compensation expense	18,550,000
Intrinsic value	56,579,000
Long-term incentive plans expense non-cash
Number of units
Recognized non-cash share-based compensation expense	27,000	CAD 18,900	CAD 9,300
Long-term incentive plans (recovery)/expense
Number of units
Recognized cash share-based compensation expense	3,114	874	(1,220)
Cash paid for settlement of compensation costs	CAD 2,700	CAD 15,000	CAD 14,100
Cash Settled RSU
Number of units
Balance, beginning of year (in shares)	92
Vested (in shares)	(89)
Forfeited (in shares)	(3)
Balance, end of year (in shares)		92
Cash Settled DSU
Number of units
Balance, beginning of year (in shares)	166
Granted (in shares)	140
Balance, end of year (in shares)	306	166
Accounts payable	CAD 3,900	CAD 2,300
Equity Settled PSU
Number of units
Balance, beginning of year (in shares)	1,222
Granted (in shares)	1,433
Forfeited (in shares)	(590)
Balance, end of year (in shares)	2,065	1,222
Recognized non-cash share-based compensation expense	CAD 22,739,000
Unrecognized non-cash share-based compensation expense	13,220,000
Intrinsic value	CAD 35,959,000
Weighted average remaining contractual term	1 year 7 months 6 days
Equity Settled RSU
Number of units
Balance, beginning of year (in shares)	1,627
Granted (in shares)	2,007
Vested (in shares)	(594)
Forfeited (in shares)	(342)
Balance, end of year (in shares)	2,698	1,627
Recognized non-cash share-based compensation expense	CAD 15,290,000
Unrecognized non-cash share-based compensation expense	5,330,000
Intrinsic value	CAD 20,620,000
Weighted average remaining contractual term	1 year 3 months 18 days